Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Loss Contingencies [Line Items]
Bank Lien On Marketable Securities	$ 113
Guarantee of Indebtedness of Others [Member]
Loss Contingencies [Line Items]
Bank guarantee, commitment	$ 54